Basis Of Presentation And Summary Of Significant Accounting Policies (Summary Of Accounts Receivable Factoring And Securitization Facilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Factoring And Securitization Of Trade Accounts Receivable [Line Items]
Gross accounts receivable factored	$ 217	$ 203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable